Vanguard® Mega Cap Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.2%)
Air Products and Chemicals Inc.	99,939	27,038
Freeport-McMoRan Inc.	645,055	24,073
Dow Inc.	316,456	16,377
Newmont Corp. (XNYS)	178,846	7,188
		74,676
Consumer Discretionary (4.8%)
Walmart Inc.	666,518	103,770
Home Depot Inc.	225,028	70,544
Lowe's Cos. Inc.	261,923	52,078
Target Corp.	207,796	27,805
General Motors Co.	618,909	19,558
Ford Motor Co.	1,770,645	18,167
Electronic Arts Inc.	60,958	8,413
Dollar General Corp.	24,743	3,244
		303,579
Consumer Staples (11.4%)
Procter & Gamble Co.	1,060,848	162,861
PepsiCo Inc.	619,483	104,253
Coca-Cola Co.	1,751,427	102,353
Philip Morris International Inc.	698,619	65,223
Mondelez International Inc. Class A	612,240	43,506
CVS Health Corp.	578,057	39,279
Altria Group Inc.	798,606	33,573
McKesson Corp.	60,711	28,568
Kimberly-Clark Corp.	152,322	18,847
Constellation Brands Inc. Class A	74,235	17,853
General Mills Inc.	261,561	16,651
Sysco Corp.	228,024	16,457
Kenvue Inc.	775,508	15,851
Colgate-Palmolive Co.	185,957	14,648
Keurig Dr Pepper Inc.	440,390	13,903
Kraft Heinz Co.	359,767	12,631
Archer-Daniels-Midland Co.	120,650	8,896
		715,353
Energy (8.4%)
Exxon Mobil Corp.	1,802,930	185,233
Chevron Corp.	798,318	114,638
ConocoPhillips	538,911	62,282
EOG Resources Inc.	262,038	32,249
Marathon Petroleum Corp.	179,980	26,851
Phillips 66	200,321	25,819

		Shares	Market Value ($000)
	Valero Energy Corp.	158,958	19,927
	Occidental Petroleum Corp.	298,829	17,676
	Schlumberger NV	319,744	16,640
	Kinder Morgan Inc.	852,226	14,974
	Williams Cos. Inc.	273,683	10,069
			526,358
Financials (20.4%)
*	Berkshire Hathaway Inc. Class B	700,301	252,108
	JPMorgan Chase & Co.	1,307,872	204,133
	Bank of America Corp.	3,039,757	92,682
	Wells Fargo & Co.	1,650,635	73,602
	Goldman Sachs Group Inc.	148,348	50,667
	BlackRock Inc.	60,462	45,421
*	Berkshire Hathaway Inc. Class A	82	44,764
	Morgan Stanley	559,228	44,369
	Marsh & McLennan Cos. Inc.	222,266	44,324
	Progressive Corp.	263,314	43,191
	Chubb Ltd.	184,829	42,405
	Charles Schwab Corp.	677,175	41,524
	Citigroup Inc.	823,276	37,953
	CME Group Inc.	161,886	35,350
	Intercontinental Exchange Inc.	256,791	29,233
	US Bancorp	700,378	26,699
	Aflac Inc.	267,334	22,111
	KKR & Co. Inc.	289,668	21,969
	Truist Financial Corp.	599,852	19,279
	PNC Financial Services Group Inc.	142,258	19,057
	Travelers Cos. Inc.	102,993	18,603
	Blackstone Inc.	159,689	17,944
	Bank of New York Mellon Corp.	350,401	16,931
	MetLife Inc.	253,807	16,150
	American International Group Inc.	160,133	10,538
	Prudential Financial Inc.	81,660	7,985
			1,278,992
Health Care (19.5%)
	UnitedHealth Group Inc.	416,887	230,526
	Johnson & Johnson	1,083,711	167,607
	Merck & Co. Inc.	1,142,014	117,033
	AbbVie Inc.	794,355	113,108
	Abbott Laboratories	780,996	81,450
	Pfizer Inc.	2,540,951	77,423
	Amgen Inc.	240,731	64,911
	Elevance Health Inc.	106,052	50,851
	Medtronic plc	598,785	47,466
	Bristol-Myers Squibb Co.	940,183	46,426
	Gilead Sciences Inc.	560,760	42,954
	Cigna Group	133,212	35,019
	Danaher Corp.	149,519	33,389
	Becton Dickinson & Co.	130,566	30,837
	Humana Inc.	55,762	27,037
	HCA Healthcare Inc.	91,771	22,987
	Stryker Corp.	76,911	22,791
*	Biogen Inc.	65,208	15,264
			1,227,079
Industrials (14.4%)
	Union Pacific Corp.	274,267	61,784
	General Electric Co.	489,811	59,659

		Shares	Market Value ($000)
	Honeywell International Inc.	298,813	58,543
	Caterpillar Inc.	229,583	57,561
	RTX Corp.	655,032	53,372
	Lockheed Martin Corp.	113,335	50,748
	United Parcel Service Inc. Class B (XNYS)	325,502	49,349
	Deere & Co.	118,758	43,277
	American Express Co.	248,556	42,446
	Eaton Corp. plc	179,557	40,883
	Illinois Tool Works Inc.	129,283	31,314
	CSX Corp.	903,069	29,169
	Northrop Grumman Corp.	61,285	29,120
	General Dynamics Corp.	110,615	27,319
	FedEx Corp.	101,851	26,362
	Parker-Hannifin Corp.	57,814	25,044
	3M Co.	248,351	24,604
	Trane Technologies plc	102,813	23,175
	Emerson Electric Co.	257,182	22,864
	Norfolk Southern Corp.	102,227	22,302
	Automatic Data Processing Inc.	92,698	21,313
	Capital One Financial Corp.	163,044	18,206
*	Fiserv Inc.	137,039	17,899
	L3Harris Technologies Inc.	85,120	16,242
	Johnson Controls International plc	306,136	16,164
	PPG Industries Inc.	105,996	15,050
	Otis Worldwide Corp.	92,659	7,949
	Fidelity National Information Services Inc.	133,249	7,814
	DuPont de Nemours Inc.	92,975	6,651
			906,183
Real Estate (1.3%)
	Prologis Inc.	415,740	47,781
	Crown Castle Inc.	195,298	22,904
	Simon Property Group Inc.	69,914	8,732
			79,417
Technology (10.0%)
	Broadcom Inc.	199,715	184,882
	Oracle Corp.	732,922	85,173
	Intel Corp.	1,884,806	84,251
	International Business Machines Corp.	409,988	65,008
	QUALCOMM Inc.	502,259	64,816
	Analog Devices Inc.	224,262	41,125
	Micron Technology Inc.	492,939	37,522
	Roper Technologies Inc.	48,002	25,837
	TE Connectivity Ltd.	141,366	18,519
	Cognizant Technology Solutions Corp. Class A	227,288	15,997
	Dell Technologies Inc. Class C	108,321	8,218
			631,348
Telecommunications (4.4%)
	Cisco Systems Inc.	1,650,548	79,853
	Comcast Corp. Class A	1,852,179	77,588
	Verizon Communications Inc.	1,702,824	65,269
	AT&T Inc.	3,217,480	53,314
			276,024
Utilities (3.9%)
	NextEra Energy Inc.	923,075	54,009
	Southern Co.	491,263	34,870
	Duke Energy Corp.	346,821	32,005
	Waste Management Inc.	182,278	31,168

		Shares	Market Value ($000)
	Sempra	283,276	20,642
	American Electric Power Co. Inc.	231,866	18,445
	Exelon Corp.	447,490	17,233
	Dominion Energy Inc.	376,611	17,075
	Republic Services Inc.	92,521	14,974
	Xcel Energy Inc.	124,102	7,550
			247,971
Total Common Stocks (Cost $5,451,279)			6,266,980
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.438% (Cost $14)	139	14
Total Investments (99.7%) (Cost $5,451,293)			6,266,994
Other Assets and Liabilities—Net (0.3%)			16,820
Net Assets (100%)			6,283,814
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	51	11,671	117

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
PNC Financial Services Group Inc.	1/31/24	CITNA	4,957	(5.331)	39	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
At November 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $648,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,266,980	—	—	6,266,980
Temporary Cash Investments	14	—	—	14
Total	6,266,994	—	—	6,266,994
Derivative Financial Instruments
Assets
Futures Contracts[1]	117	—	—	117
Swap Contracts	—	39	—	39
Total	117	39	—	156
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.